Average Annual Total Returns - StrategicAdvisersShortDurationFund-PRO - StrategicAdvisersShortDurationFund-PRO - Strategic Advisers Short Duration Fund	Jul. 30, 2024
Strategic Advisers Short Duration Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.82%
Past 5 years	2.19%
Past 10 years	1.68%
Strategic Advisers Short Duration Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.01%
Past 5 years	1.27%
Past 10 years	0.92%
Strategic Advisers Short Duration Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.42%
Past 5 years	1.28%
Past 10 years	0.95%
SB009
Average Annual Return:
Past 1 year	5.27%
Past 5 years	1.98%
Past 10 years	1.32%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%